Taxation - Reconciliation of Effective Tax Rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Profit (loss) before tax	€ 236.7	€ 295.5	€ 210.3
Tax charge at the standard UK corporation tax rate 19% (2020: 19%; 2019: 19%)	(45.0)	(56.1)	(39.9)
Difference in tax rates	22.7	(18.2)	(11.9)
Non tax deductible interest	0.1	(0.1)	0.6
Other income and expenses not taxable or deductible	2.5	(0.8)	(1.2)
Unrecognized tax assets	(1.5)	(6.3)	(0.9)
Provisions for uncertainties	(52.5)	35.5	(3.4)
Impact of change in tax rates	(55.1)	(16.8)	0.0
Change in tax base of assets due to step-up	(72.5)	0.0	0.0
Prior period adjustment	0.6	(7.6)	0.0
Total tax expense	€ (55.7)	€ (70.4)	€ (56.7)
Standard tax rate	19.00%	19.00%	19.00%
Current tax payable	€ 198.5	€ 166.2
Deferred tax assets	128.3	113.5
Provisions for tax uncertainties	€ 163.4	€ 103.9
Effective tax rate	23.50%	23.80%